Details of Significant Accounts - Summary of the Amounts of Deductible Temporary Differences That were Not Recognized as Deferred Income Tax Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deductible temporary differences	$ 85,337	$ 2,788	$ 104,865